Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	¥ 76,719,742	¥ 40,866,309	¥ 30,676,067
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	68,378,920	35,829,402	28,010,857
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 8,340,822	¥ 5,036,907	¥ 2,665,210